Restricted Share Units (Details) - USD ($)	3 Months Ended
	Jan. 31, 2025		Jan. 31, 2024	Oct. 31, 2024	Oct. 31, 2023
Restricted Share Units [Line Items]
Fair value	$ 377,474		$ 534
Restricted Share Units [Member]
Restricted Share Units [Line Items]
Restricted shares units, issued (in Shares)	442,411	[1]		264,338	2,216
Consultants Directors and Officers [Member] | Restricted Share Units [Member]
Restricted Share Units [Line Items]
Restricted shares units, issued (in Shares)	296,122

[1]	See note 14 regarding the exercise of RSUs.